Investment Securities	3 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

The amortized cost, gross unrealized gains and losses, and fair values of investment securities available for sale at March 31, 2016 and December 31, 2015 were as follows.

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$11,913	$666	$—	$12,579
Corporate bonds	11,991	—	664	11,327
Mortgage-backed securities -
Agency	147,675	3,129	35	150,769
Asset-backed securities	23,796	6	774	23,028
Equity securities	970	443	—	1,413
Total investment securities
available for sale	$196,345	$4,244	$1,473	$199,116

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$12,565	$507	$—	$13,072
Corporate bonds	11,994	—	804	11,190
Mortgage-backed securities -
Agency	147,980	1,498	279	149,199
Asset-backed securities	23,787	—	495	23,292
Equity securities	970	451	—	1,421
Total investment securities
available for sale	$197,296	$2,456	$1,578	$198,174

Unrealized losses

The following tables reflect the fair values and gross unrealized losses aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at March 31, 2016 and December 31, 2015.

	March 31, 2016
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	$—	$—	$11,327	$664	$11,327	$664
Mortgage-backed securities -
Agency	1,966	3	2,416	32	4,382	35
Asset-backed securities	13,543	493	5,664	281	19,207	774
	$15,509	$496	$19,407	$977	$34,916	$1,473

	December 31, 2015
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	—	—	11,190	804	11,190	804
Mortgage-backed securities -
Agency	56,787	244	1,517	35	58,304	279
Asset-backed securities	17,554	291	5,738	204	23,292	495
	$74,341	$535	$18,445	$1,043	$92,786	$1,578

Debt securities with unrealized losses totaling $1.5 million at March 31, 2016 included four corporate securities, six mortgage-backed agency securities, and seven asset-backed securities, compared with unrealized losses totaling $1.6 million at December 31, 2015, which included four corporate securities, twenty-three mortgage-backed agency securities, and nine asset-backed securities. In instances where an unrealized loss did occur, there was no indication of an adverse change in credit on any of the underlying securities in the tables above. Management believes no individual unrealized loss represented an other-than-temporary impairment as of those dates. The Company does not intend to sell, and it is not more likely than not that the Company will be required to sell, the securities before the recovery of their amortized cost basis, which may be at maturity.

Other-than-temporary impairment (“OTTI”)

During the three months ended March 31, 2016 and 2015, none of the investment securities available for sale were determined to be other-than-temporarily impaired; therefore, no losses were recognized through noninterest income.

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before its anticipated recovery.  The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss.  If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.  If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors.  The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings.  The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.  The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Maturities of investment securities

The amortized cost and fair value by contractual maturity of investment securities available for sale that are not determined to be other-than-temporarily impaired at March 31, 2016 and December 31, 2015 are shown below.

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Mortgage-backed and asset-backed securities, which are not due at a single maturity date, and equity securities, which do not have contractual maturities, are shown separately.

	March 31, 2016		December 31, 2015
	Amortized		Amortized
(in thousands)	Cost	Fair Value	Cost	Fair Value
Due after one year
but less than five years	2,128	2,182	2,253	2,304
Due after five years
but less than ten years	12,434	11,854	12,518	11,785
Due after ten years	9,342	9,870	9,788	10,173
Mortgage-backed securities -
Agency	147,675	150,769	147,980	149,199
Asset-backed securities	23,796	23,028	23,787	23,292
Equity securities	970	1,413	970	1,421
Total available for sale securities	$196,345	$199,116	$197,296	$198,174

Federal Home Loan Bank (“FHLB”)

The Company’s investment in FHLB stock totaled $2.3 million at March 31, 2016 and $2.9 million at December 31, 2015.  FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to access FHLB advances (i.e. borrowings).  It is carried at cost as there is no active market or exchange for the stock other than the FHLB or member institutions.  Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value.  The Company does not consider this investment to be other-than-temporarily impaired at March 31, 2016 and December 31, 2015, and no impairment has been recognized.

Federal Reserve Bank (“FRB”) and Other Restricted Stock

The Company’s investment in FRB and other restricted stock totaled $9.7 million at March 31, 2016 and $7.0 million at December 31, 2015.  FRB stock comprises the majority of this amount and is generally viewed as a long-term investment and as a restricted investment security as it is required to be held to effect membership in the Federal Reserve System.  It is carried at cost as there is not an active market or exchange for the stock other than the FRB or member institutions.  The Company does not consider these investments to be other-than-temporarily impaired at March 31, 2016 and December 31, 2015. No impairment has been recognized for any of the other restricted equity securities, including the investment in FRB.